Pension plans (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Overfunded pension plans
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	$ 5,585	$ 4,996
Initial recognized consolidation of Fosfertil		451
Cumulative translation adjustment	(706)	173
Fair value of plan assets at end of year	6,277	5,585
Overfunded pension plans | Level 3
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	617	628
Actual return on plan assets	120	72
Initial recognized consolidation of Fosfertil		27
Assets sold during the period	(140)	(103)
Assets purchases, sales and settlements	288	130
Cumulative translation adjustment	(89)	21
Transfers in and/or out of Level 3	246	(158)
Fair value of plan assets at end of year	1,042	617
Overfunded pension plans | Level 3 | Structured investments - Private Equity funds
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	128	97
Actual return on plan assets	(8)	(3)
Assets sold during the period	(1)	(3)
Assets purchases, sales and settlements	37	43
Cumulative translation adjustment	(16)	4
Transfers in and/or out of Level 3	54	(10)
Fair value of plan assets at end of year	194	128
Overfunded pension plans | Level 3 | Structured investments - Real estate funds
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	19
Actual return on plan assets		1
Assets sold during the period		(1)
Cumulative translation adjustment	(2)	1
Transfers in and/or out of Level 3	4	18
Fair value of plan assets at end of year	21	19
Overfunded pension plans | Level 3 | Real estate
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	288	249
Actual return on plan assets	79	49
Initial recognized consolidation of Fosfertil		22
Assets sold during the period	(22)	(24)
Assets purchases, sales and settlements	135	25
Cumulative translation adjustment	(35)	9
Transfers in and/or out of Level 3	37	(42)
Fair value of plan assets at end of year	482	288
Overfunded pension plans | Level 3 | Loans to Participants
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	182	282
Actual return on plan assets	49	25
Initial recognized consolidation of Fosfertil		5
Assets sold during the period	(117)	(75)
Assets purchases, sales and settlements	116	62
Cumulative translation adjustment	(36)	7
Transfers in and/or out of Level 3	151	(124)
Fair value of plan assets at end of year	345	182
Underfunded pension plans
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	4,645	3,229
Initial recognized consolidation of Fosfertil		10
Cumulative translation adjustment	(126)	194
Fair value of plan assets at end of year	3,662	4,645
Underfunded pension plans | Level 3
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	204
Actual return on plan assets		22
Assets sold during the period		(52)
Assets purchases, sales and settlements		68
Cumulative translation adjustment		7
Transfers in and/or out of Level 3	(204)	159
Fair value of plan assets at end of year		204
Underfunded pension plans | Level 3 | Structured investments - Private Equity funds
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	15
Actual return on plan assets		(2)
Assets sold during the period		7
Transfers in and/or out of Level 3	(15)	10
Fair value of plan assets at end of year	15	15
Underfunded pension plans | Level 3 | Structured investments - Real estate funds
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	1
Transfers in and/or out of Level 3	(1)	1
Fair value of plan assets at end of year	1	1
Underfunded pension plans | Level 3 | Real estate
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	37
Actual return on plan assets		4
Assets sold during the period		(2)
Assets purchases, sales and settlements		10
Cumulative translation adjustment		1
Transfers in and/or out of Level 3	(37)	24
Fair value of plan assets at end of year	37	37
Underfunded pension plans | Level 3 | Loans to Participants
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	151
Actual return on plan assets		20
Assets sold during the period		(57)
Assets purchases, sales and settlements		58
Cumulative translation adjustment		6
Transfers in and/or out of Level 3	(151)	124
Fair value of plan assets at end of year	$ 151	$ 151